Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions				12 Months Ended
	Jan. 26, 2016 JPY (¥)	Jan. 26, 2016 USD ($)	Apr. 25, 2013 Patent	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment				¥ 34,731.0
Rental expenses for operating leases				13,057.0	¥ 12,931.0	¥ 14,290.0
Materials to be purchased					114,405.0
Prepayment amount for material purchased					33,532.0
Selling, general and administrative expenses				280,553.0	¥ 268,740.0	279,361.0
Kagoshima Mega Solar Power
Commitments and Contingencies Disclosure [Line Items]
Loans secured by collateral				16,820.0
Other current assets | Polysilicon material, the 2016 amount
Commitments and Contingencies Disclosure [Line Items]
Inventory subject to uncertainty				30,615.0
Other account payable | Polysilicon material, the 2016 amount
Commitments and Contingencies Disclosure [Line Items]
Inventory subject to uncertainty				21,940.0
Equity Method Investments | Kagoshima Mega Solar Power
Commitments and Contingencies Disclosure [Line Items]
Amount pledged as collateral				2,034.0
AVX Corporation
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages awarded value	¥ 3,975.0	$ 37.5
Litigation settlement adjustment amount				¥ 162.0				$ 1.5
Name of plaintiff in a lawsuit				Greatbatch, Inc.
AVX Corporation | Pending Litigation
Commitments and Contingencies Disclosure [Line Items]
Loss contingency liability						4,575.0			$ 37.5
Selling, general and administrative expenses						¥ 4,575.0	$ 37.5
AVX Corporation | Minimum
Commitments and Contingencies Disclosure [Line Items]
Number of products in patent infringement case | Patent			1
AVX Corporation | Maximum
Commitments and Contingencies Disclosure [Line Items]
Number of products in patent infringement case | Patent			6